UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4992

MFS HIGH YIELD MUNICIPAL TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

August 31, 2012

MFS® HIGH YIELD

MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS

8/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 150.8%
Airport Revenue - 3.1%
Dallas Fort Worth, TX, International Airport Rev. Improvement, “B”, AGM, 5%, 2025	$3,000,000	$3,112,620
Houston, TX, Airport System Rev., “B”, 5%, 2026	175,000	202,673
Houston, TX, Airport System Rev., Subordinate Lien, “A”, 5%, 2031	155,000	172,265
Port Authority NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2036	255,000	292,783
Port Authority NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2042	290,000	332,529

		$4,112,870
General Obligations - General Purpose - 3.8%
Chicago, IL, Metropolitan Water Reclamation District-Greater Chicago, “C”, 5%, 2030	$780,000	$913,232
Commonwealth of Puerto Rico, Public Improvement, “A”, 5.5%, 2039	960,000	999,082
Las Vegas Valley, NV, Water District, “C”, 5%, 2029	925,000	1,073,916
Luzerne County, PA, AGM, 6.75%, 2023	455,000	538,347
State of California, 5.25%, 2028	335,000	396,208
State of California, 5.25%, 2030	790,000	914,939
State of Hawaii, “DZ”, 5%, 2031	200,000	238,816

		$5,074,540
General Obligations - Improvement - 0.1%
Guam Government, “A”, 7%, 2039	$90,000	$101,273

General Obligations - Schools - 2.5%
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2029	$2,195,000	$1,136,944
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2031	275,000	128,876
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2032	280,000	124,597
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2033	560,000	235,850
Chicago, IL, Board of Education, “A”, 5%, 2041	100,000	108,699
Irving, TX, Independent School District, Capital Appreciation, “A”, PSF, 0%, 2016	1,000,000	974,900
Los Angeles, CA, Unified School District, “D”, 5%, 2034	165,000	186,511
San Jacinto, TX, Community College District, 5.125%, 2038	430,000	470,132

		$3,366,509
Healthcare Revenue - Hospitals - 35.8%
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A”, 5.375%, 2029	$440,000	$514,043
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	435,000	367,123
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5.375%, 2040	625,000	520,613
Atchison, KS, Hospital Rev. (Atchison Hospital Assn.), “A”, 6.75%, 2030	320,000	347,968
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	170,000	189,973
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.5%, 2040	590,000	639,908
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.75%, 2040	130,000	143,216
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 2039	185,000	211,374
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5.875%, 2031	660,000	791,644
California Statewide Communities Development Authority Rev. (Catholic Healthcare West), “K”, ASSD GTY, 5.5%, 2041	625,000	663,156
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2029	60,000	64,870
Delaware County, PA, Authority Rev. (Mercy Health Corp.), ETM, 6%, 2016 (c)	965,000	1,076,699
Delaware County, PA, Authority Rev. (Mercy Health Corp.), ETM, 6%, 2026 (c)	500,000	565,445
Gallia County, OH, Hospital Facilities Rev. (Holzer Health Systems), “A”, 8%, 2042	945,000	1,050,925
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 2035	205,000	256,189
Idaho Health Facilities Authority Rev. (IHC Hospitals, Inc.), ETM, 6.65%, 2021 (c)	2,750,000	3,769,480
Illinois Finance Authority Rev. (Kewanee Hospital), 5.1%, 2031	385,000	384,523
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 2034	485,000	630,151
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 2038	485,000	580,792

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Indiana Health & Educational Facilities Finance Authority Rev. (Sisters of St. Francis Health Services, Inc.), “E”, AGM, 5.25%, 2041	$660,000	$704,774
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “A”, 5%, 2039	1,745,000	1,814,783
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 2037	945,000	1,005,877
Indiana Health & Educational Financing Authority Rev. (Community Foundation of Northwest Indiana ), “A”, 6%, 2034	425,000	444,163
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 2031	300,000	347,553
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 2041	185,000	214,535
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 2031	1,120,000	1,200,203
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 2036	410,000	434,838
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.375%, 2024	300,000	344,310
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 2027	100,000	115,600
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	570,000	674,669
Lake County, OH, Hospital Facilities Rev. (Lake Hospital Systems, Inc.), 5.625%, 2029	435,000	474,685
Laramie County, WY, Hospital Rev. (Cheyenne Regional Medical Center Project), 5%, 2032	40,000	44,381
Laramie County, WY, Hospital Rev. (Cheyenne Regional Medical Center Project), 5%, 2037	100,000	109,159
Laramie County, WY, Hospital Rev. (Cheyenne Regional Medical Center Project), 5%, 2042	195,000	211,210
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 5.9%, 2028	210,000	211,949
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	880,000	945,639
Louisville & Jefferson County, KY, Metro Government Health Facilities Rev. (Jewish Hospital & St. Mary’s Healthcare), 6.125%, 2018 (c)	1,315,000	1,680,517
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	1,265,000	1,324,291
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	60,000	61,733
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), 5.5%, 2042	300,000	328,986
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System, Inc.), “A”, 6.75%, 2039	735,000	893,179
Massachusetts Development Finance Agency Rev. (Tufts Medical Center), “I”, 7.25%, 2032	445,000	550,367
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “E”, 6.75%, 2033	250,000	255,065
Massachusetts Health & Educational Facilities Authority Rev. (Milford-Whitinsville Hospital), “C”, 5.25%, 2018	500,000	500,275
Massachusetts Health & Educational Facilities Authority Rev. (Saints Memorial Medical Center), “A”, 6%, 2023	260,000	260,913
Michigan Finance Authority Rev. (Trinity Health Corp.), 5%, 2035	1,000,000	1,122,490
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), “A”, 5%, 2032	55,000	59,152
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), “A”, 5%, 2041	35,000	36,863
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	125,000	128,561
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2036	825,000	843,150
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	585,000	682,648
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital at Conway), 5.25%, 2021	530,000	548,651
New Hanover County, NC, Hospital Rev., AGM, 5.125%, 2031	895,000	994,238
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), 5.75%, 2037	545,000	580,360
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5%, 2017	200,000	199,648
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 2030	190,000	230,048
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2035	115,000	134,612
Norman, OK, Regional Hospital Authority Rev., 5%, 2027	155,000	158,912
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2029	90,000	92,415
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2036	235,000	238,826
Norman, OK, Regional Hospital Authority Rev., 5.125%, 2037	415,000	418,536
Olympia, WA, Healthcare Facilities Authority Rev. (Catholic Health Initiatives), “D”, 6.375%, 2036	1,095,000	1,311,405
Palomar Pomerado Health Care District, CA, COP, 6.75%, 2039	890,000	997,379
Rhode Island Health & Educational Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), “A”, ASSD GTY, 7%, 2039	660,000	779,863
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	485,000	624,796
Salida, CO, Hospital District Rev., 5.25%, 2036	694,000	705,652
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 2032	90,000	95,318
South Dakota Health & Educational Facilities Authority Rev. (Avera Health), “A”, 5%, 2042	105,000	113,462
South Lake County, FL, Hospital District Rev. (South Lake Hospital), 6.375%, 2034	250,000	263,373

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 2029	$85,000	$97,534
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 2039	125,000	143,278
Southeastern Ohio Port Authority, Hospital Facilities Rev., 5.75%, 2032	300,000	312,216
Southeastern Ohio Port Authority, Hospital Facilities Rev., 6%, 2042	245,000	255,050
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	1,085,000	1,132,480
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health Systems, Inc.), “A”, 5.5%, 2046 (d)	375,000	4,688
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	230,000	245,129
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	190,000	199,608
Virginia Small Business Financing Authority, Hospital Rev. (Wellmont Health Project), “A”, 5.25%, 2037	470,000	496,099
Washington Health Care Facilities Authority Rev. (Multicare Health Systems), “B”, ASSD GTY, 6%, 2039	440,000	512,565
Washington Health Care Facilities Authority Rev. (Providence Health & Services), “A”, 5%, 2033	1,105,000	1,239,633
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 2029	105,000	108,346
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.4%, 2033	350,000	358,222
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 2026	200,000	224,454
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 2028	60,000	66,320
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc.), 6.1%, 2034	750,000	795,555
Wisconsin Health & Educational Facilities Authority Rev. (Meritor Hospital), “A”, 5.5%, 2031	725,000	814,559
Wisconsin Health & Educational Facilities Authority Rev. (Meritor Hospital), “A”, 6%, 2041	490,000	564,539
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	935,000	976,168
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), “A”, 5.25%, 2025	390,000	395,753

		$48,224,300
Healthcare Revenue - Long Term Care - 18.5%
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement Systems, Inc.), “A”, 5.9%, 2025	$723,000	$544,571
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement Systems, Inc.), “A”, 7%, 2033	200,000	150,526
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.125%, 2025	500,000	506,540
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2027	90,000	91,956
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2037	120,000	120,580
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 2039	215,000	233,628
Chartiers Valley, PA, Industrial & Commercial Development Authority (Friendship Village), “A”, 5.75%, 2020	1,000,000	1,001,800
Chartiers Valley, PA, Industrial & Commercial Development Authority Rev. (Asbury Health Center), 6.375%, 2024	1,000,000	1,000,740
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), “A”, 5.75%, 2037	475,000	489,207
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), 5%, 2035	1,100,000	1,133,011
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.125%, 2029	695,000	777,524
Fulton County, GA, Residential Care Facilities (Canterbury Court), “A”, 6.125%, 2026	500,000	513,775
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 2044	140,000	167,110
Houston, TX, Health Facilities Development Corp. (Buckingham Senior Living Community), “A”, 7%, 2014 (c)	500,000	551,900
Howard County, MD, Retirement Facilities Rev. (Vantage House Corp.), “A”, 5.25%, 2033	200,000	194,118
Illinois Finance Authority Rev. (Evangelical Retirement Homes of Greater Chicago, Inc.), 7.25%, 2045	850,000	935,442
Illinois Finance Authority Rev. (Smith Village), “A”, 6.25%, 2035	1,000,000	1,016,320
Illinois Health Facilities Authority Rev. (Smith Crossing), “A”, 7%, 2032	525,000	530,408
Indiana Health Facilities Financing Authority Rev. (Hoosier Care, Inc.), “A”, 7.125%, 2034	955,000	955,229
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “B”, 5.75%, 2018	365,000	365,767
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “B”, 5.75%, 2028	1,475,000	1,477,257
Kentucky Economic Development Finance Authority Health Facilities Rev. (AHF/Kentucky-Iowa, Inc.), 8%, 2029	351,000	359,385
La Verne, CA, COP (Brethren Hillcrest Homes), “B”, 6.625%, 2025	525,000	535,427
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 2037	695,000	730,660
Massachusetts Development Finance Agency Rev. (Alliance Health of Brockton, Inc.), “A”, 7.1%, 2032	995,000	995,050
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 2031	130,267	106,002
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 2039	31,732	24,363

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-2”, 5.5%, 2046	$8,656	$5,777
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 2056	43,059	573
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 5.625%, 2015	120,000	120,145
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 6.9%, 2032	125,000	127,649
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.75%, 2039	80,000	43,306
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.875%, 2044	115,000	62,237
Montgomery County, PA, Industrial Development Authority Retirement Community Rev. (ACTS Retirement—Life Communities, Inc.), 5%, 2028	350,000	379,334
Montgomery County, PA, Industrial Development Authority Retirement Community Rev. (ACTS Retirement—Life Communities, Inc.), 5%, 2029	130,000	140,135
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.125%, 2028	150,000	152,715
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	600,000	609,828
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.75%, 2025	400,000	406,988
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.875%, 2037	300,000	301,548
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2026	500,000	506,520
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2036	500,000	503,885
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6.125%, 2035	195,000	196,266
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 2039	175,000	185,890
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	225,000	226,888
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2032	199,626	154,666
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2047	185,367	134,200
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 2047	85,554	3,083
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 2047	79,443	2,862
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 2045	610,000	680,559
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.125%, 2029	550,000	610,049
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.375%, 2044	415,000	453,267
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 2044	770,000	860,367
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 2042	90,000	96,853
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 2046	70,000	75,223
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	130,000	152,547
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	195,000	227,423
Westmoreland County, PA, Industrial Development Authority Rev. (Redstone Retirement Community), “A”, 5.875%, 2032	600,000	611,418
Westmoreland County, PA, Industrial Development Retirement Authority Rev. (Redstone Retirement Community), “A”, 5.75%, 2026	1,250,000	1,289,425

		$24,829,922
Healthcare Revenue - Other - 0.4%
Massachusetts Health & Educational Facilities Authority Rev. (Civic Investments, Inc.), “A”, 9%, 2012 (c)	$450,000	$467,973

Industrial Revenue - Airlines - 3.4%
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 2029	$200,000	$243,584
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “B”, 9%, 2035	150,000	164,703
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 2032	355,000	367,581
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc. Terminal E project), 6.75%, 2029	155,000	155,536
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc. Terminal E project), 7%, 2029	200,000	200,954
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 2019	505,000	513,252
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.125%, 2023	365,000	368,825
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 2029 (b)	365,000	370,858
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 9%, 2033	1,250,000	1,325,388
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 2031 (d)(q)	385,000	404,389
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc.), “B”, 8.5%, 2028 (d)(q)	500,000	507,895

		$4,622,965
Industrial Revenue - Chemicals - 0.8%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 2033	$400,000	$430,228
Port of Bay, TX, City Authority (Hoechst Celanese Corp.), 6.5%, 2026	660,000	660,601

		$1,090,829

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Environmental Services - 0.9%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 2023 (b)	$135,000	$155,399
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “C”, 5.125%, 2023	655,000	710,557
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 6.25%, 2025 (b)	360,000	365,911

		$1,231,867
Industrial Revenue - Other - 1.5%
Annawan, IL, Tax Increment Rev. (Patriot Renewable Fuels LLC), 5.625%, 2018	$280,000	$257,398
California Statewide Communities Development Authority Facilities (Microgy Holdings Project), 9%, 2038 (a)(d)	50,491	505
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 2028	375,000	375,334
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 2023	435,000	416,417
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 2037	1,000,000	1,005,590

		$2,055,244
Industrial Revenue - Paper - 2.7%
Beauregard Parish, LA (Boise Cascade Corp.), 6.8%, 2027	$1,000,000	$1,001,880
Courtland, AL, Industrial Development Board Solid Waste Disposal Rev. (Champion International Corp.), 6%, 2029	1,000,000	1,004,070
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 5%, 2026	980,000	980,510
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 4.75%, 2030	290,000	290,139
Phenix City, AL, Industrial Development Board Environmental Improvement Rev., “A” (Mead Westvaco Coated Board Project), 6.35%, 2035	400,000	401,344

		$3,677,943
Miscellaneous Revenue - Entertainment & Tourism - 1.0%
Agua Caliente Band of Cahuilla Indians, CA, Rev., 5.6%, 2013 (n)	$175,000	$176,435
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 2030	135,000	157,293
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 2040	85,000	96,908
Cow Creek Band of Umpqua Tribe of Indians, OR, “C”, 5.625%, 2026 (n)	650,000	598,605
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.25%, 2027 (n)	280,000	291,992

		$1,321,233
Miscellaneous Revenue - Other - 4.0%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2024	$305,000	$322,199
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2019	65,000	74,797
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2020	305,000	352,055
Dallas, TX, Civic Center Convention Complex Rev., ASSD GTY, 5.25%, 2034	845,000	948,132
District of Columbia Rev. (American Society Hematology), 5%, 2036	50,000	54,236
District of Columbia Rev. (American Society Hematology), 5%, 2042	40,000	43,152
Massachusetts Port Authority Facilities Rev. (Conrac Project), “A”, 5.125%, 2041	40,000	43,750
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 2049	545,000	628,647
New York Liberty Development Corp., Liberty Rev. (World Trade Center Project), 5%, 2044	535,000	590,940
Summit County, OH, Port Authority Building Rev. (Twinsburg Township), “D”, 5.125%, 2025	595,000	596,583
V Lakes Utility District, MS, Water Systems Rev., 7%, 2037	300,000	297,174
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5.25%, 2028	1,325,000	1,403,096

		$5,354,761
Multi-Family Housing Revenue - 4.6%
Broward County, FL, Housing Finance Authority Rev. (Chaves Lakes Apartments Ltd.), “A”, 7.5%, 2040	$490,000	$490,211
Capital Trust Agency, FL, Housing Rev. (Atlantic Housing Foundation), “B”, 7%, 2032 (d)(q)	625,000	280,950
Charter Mac Equity Issuer Trust, FHLMC, 6%, 2052 (n)	1,000,000	1,110,000
District of Columbia Housing Finance Agency (Henson Ridge), “E”, FHA, 5.1%, 2037	655,000	672,954
Durham, NC, Durham Housing Authority Rev. (Magnolia Pointe Apartments), 5.65%, 2038	911,152	829,248
El Paso County, TX, Housing Finance Corp. (American Housing Foundation), “C”, 8%, 2032	270,000	271,177
El Paso County, TX, Housing Finance Corp. (American Housing Foundation), “D”, 10%, 2032	275,000	276,141
Mississippi Home Corp., Rev. (Kirkwood Apartments), 6.8%, 2037 (d)(q)	605,000	389,439
MuniMae TE Bond Subsidiary LLC, 5.8%, 2049 (z)	1,000,000	715,450

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Multi-Family Housing Revenue - continued
Resolution Trust Corp., Pass-Through Certificates, “1993”, 8.5%, 2016 (z)	$455,481	$445,228
Wilmington, DE, Multi-Family Housing Rev. (Electra Arms Senior Associates), 6.25%, 2028	755,000	732,146

		$6,212,944
Parking - 0.3%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 2036	$300,000	$336,864

Port Revenue - 1.4%
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.75%, 2035	$285,000	$308,809
Port Authority NY & NJ, Cons Thirty Seventh, AGM, 5.125%, 2030	1,450,000	1,521,384

		$1,830,193
Sales & Excise Tax Revenue - 4.7%
Bolingbrook, IL, Sales Tax Rev., 6.25%, 2024	$500,000	$317,885
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2029	165,000	194,019
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2030	330,000	386,301
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2031	60,000	70,027
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2034	630,000	734,536
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	300,000	346,443
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 2024	1,095,000	1,405,958
Massachusetts School Building Authority, Dedicated Sales Tax Rev., AMBAC, 4.75%, 2032	840,000	917,120
Massachusetts School Building Authority, Dedicated Sales Tax Rev., “B”, 5%, 2032	390,000	463,031
Metropolitan Pier & Exposition Authority, State Tax Rev., Capital Appreciation, ETM, FGIC, 0%, 2014 (c)	1,010,000	998,789
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	35,000	36,990
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0% to 2016, 6.75% to 2032	460,000	475,645

		$6,346,744
Single Family Housing - Local - 1.0%
Minneapolis & St. Paul Housing Authority Rev. (City Living), “A-2”, GNMA, 5%, 2038	$319,457	$325,440
Pittsburgh, PA, Urban Redevelopment Authority Rev., “C”, GNMA, 4.8%, 2028	1,000,000	1,021,420

		$1,346,860
Single Family Housing - State - 1.1%
California Housing Finance Agency Rev. (Home Mortgage), “G”, 5.5%, 2042	$250,000	$260,713
Colorado Housing & Finance Authority, “A”, 5.5%, 2029	1,045,000	1,070,216
Iowa Finance Authority, Single Family Mortgage Rev., “E”, 5.4%, 2032	135,000	136,040
Kentucky Counties Single Family Mortgage Rev., “A”, NATL, 9%, 2016	5,000	5,001
North Dakota Housing Finance Agency Rev., “A”, 4.85%, 2021	5,000	5,146

		$1,477,116
Solid Waste Revenue - 0.1%
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 2032	$75,000	$85,509

State & Agency - Other - 0.4%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.5%, 2037	$500,000	$515,820

State & Local Agencies - 3.7%
Dorchester County, SC, School District No. 2, Growth Remedy Opportunity Tax Hike, 5.25%, 2029	$500,000	$543,145
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2035	110,000	112,703
Guam Government Department of Education (John F. Kennedy High School), “A”, COP, 6.875%, 2040	295,000	322,975
Laurens County, SC, School District No. 55, Installment Purchase Rev., 5.25%, 2030	700,000	735,161
Newberry, SC, Investing in Children’s Education (Newberry County School District Program), 5%, 2030	400,000	418,060
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	135,000	156,095
Puerto Rico Public Finance Corp., “E”, ETM, 6%, 2026 (c)	820,000	1,182,899
Puerto Rico Public Finance Corp., “E”, ETM, 6%, 2026 (c)	80,000	113,057

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
State & Local Agencies - continued
Puerto Rico Public Finance Corp., Commonwealth Appropriations, “B”, 6%, 2026	$225,000	$260,060
Puerto Rico Public Finance Corp., Commonwealth Appropriations, “B”, 5.5%, 2031	325,000	342,030
Wisconsin General Fund Annual Appropriation Rev., “A”, 5.75%, 2033 (f)	660,000	788,905

		$4,975,090
Student Loan Revenue - 1.0%
Iowa Student Loan Liquidity Corp., “A-2”, 5.5%, 2025	$200,000	$222,616
Iowa Student Loan Liquidity Corp., “A-2”, 5.6%, 2026	200,000	223,058
Iowa Student Loan Liquidity Corp., “A-2”, 5.7%, 2027	20,000	22,350
Iowa Student Loan Liquidity Corp., “A-2”, 5.75%, 2028	370,000	412,643
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030	385,000	427,161
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 2022	25,000	28,954

		$1,336,782
Tax - Other - 1.9%
Dallas County, TX, Flood Control District, 7.25%, 2032	$750,000	$760,965
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5%, 2047	360,000	381,269
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2047	370,000	428,919
New Jersey Economic Development Authority Rev., 5%, 2025	135,000	151,754
New Jersey Economic Development Authority Rev., 5%, 2026	65,000	72,723
New Jersey Economic Development Authority Rev., 5%, 2028	25,000	27,666
New Jersey Economic Development Authority Rev., 5%, 2029	25,000	27,558
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5.25%, 2039	440,000	489,632
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	205,000	238,860

		$2,579,346
Tax Assessment - 5.2%
Anne Arundel County, MD, Special Obligation (National Business Park-North Project), 6.1%, 2040	$140,000	$151,407
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.4%, 2020	500,000	542,205
Capital Region Community Development District, FL, Capital Improvement Rev., “A”, 7%, 2039	225,000	209,059
Celebration Community Development District, FL, “A”, 6.4%, 2034	665,000	676,518
Chicago, IL, Tax Increment Allocation (Pilsen Redevelopment), “B”, 6.75%, 2022	310,000	323,234
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 2036	250,000	248,225
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	315,000	302,132
Homestead, Community Development District, FL, Special Assessment, “A”, 6%, 2037	365,000	259,475
Homestead, Community Development District, FL, Special Assessment, “B”, 5.9%, 2013	140,000	98,707
Huntington Beach, CA, Community Facilities District, Special Tax (Grand Coast Resort), “2000-1”, 6.45%, 2031	500,000	505,495
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 2034	250,000	253,243
Main Street Community Development District, FL, “A”, 6.8%, 2038	280,000	268,170
Oakmont Grove Community Development District, FL, “A”, 5.4%, 2038 (a)(d)	300,000	111,000
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 2034	125,000	130,706
Plano, IL, Special Service Area No. 4 (Lakewood Springs Project Unit 5-B), 6%, 2035	1,435,000	1,424,481
Sweetwater Creek Community Development District, FL, Capital Improvement Rev., “A”, 5.5%, 2038 (a)(d)	190,000	78,138
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	185,000	170,276
West Villages Improvement District, FL, Special Assessment Rev. (Unit of Development No. 3), 5.5%, 2037 (a)(d)	470,000	202,100
Westridge, FL, Community Development District, Capital Improvement Rev., 5.8%, 2037 (a)(d)	960,000	364,800
Yorba Linda, CA, Redevelopment Agency, Tax Allocation Rev., Capital Appreciation, “A”, NATL, 0%, 2024	1,325,000	706,159

		$7,025,530
Tobacco - 8.4%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$3,270,000	$2,754,190
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	250,000	201,795
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.25%, 2013 (c)	785,000	819,556
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	525,000	445,730
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “A-1”, 5%, 2033	440,000	356,778
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	1,365,000	1,599,671
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	3,355,000	2,767,338

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tobacco - continued
Rhode Island Tobacco Settlement Authority, 6%, 2023	$920,000	$921,426
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, “B”, 5.25%, 2037	80,000	84,747
Tobacco Securitization Authority, Minnesota Tobacco Settlement Rev., “B”, 5.25%, 2031	790,000	888,553
Washington Tobacco Settlement Authority Rev., 6.625%, 2032	500,000	519,125

		$11,358,909
Toll Roads - 6.3%
E-470 Public Highway Authority, CO, Capital Appreciation, “B”, NATL, 0%, 2018	$1,500,000	$1,220,820
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 2040	445,000	559,886
North Texas Tollway Authority Rev., 6%, 2038	765,000	891,753
North Texas Tollway Authority Rev. (Special Projects System), “D”, 5%, 2031	1,200,000	1,388,832
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Rev., Capital Appreciation, “A”, NATL, 0%, 2015	3,000,000	2,765,580
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.25%, 2032	285,000	310,775
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 2037	470,000	537,877
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 2042	755,000	830,077

		$8,505,600
Universities - Colleges - 9.5%
Allegheny County, PA, Higher Education Building Authority Rev. (Chatham University), “A”, 5%, 2030	$80,000	$86,876
Brevard County, FL, Industrial Development Rev. (TUFF Florida Tech LLC Project), 6.75%, 2039	540,000	602,726
California Educational Facilities Authority Rev. (Chapman University), 5%, 2031	145,000	160,189
California Educational Facilities Authority Rev. (University of Southern California), “A”, 5.25%, 2038	1,270,000	1,456,284
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	100,000	110,479
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5%, 2032	25,000	27,451
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5.25%, 2042	210,000	232,632
Florida State University Board of Governors, System Improvement Rev., 6.25%, 2030	1,000,000	1,215,390
Grand Valley, MI, State University Rev., 5.5%, 2027	135,000	152,221
Grand Valley, MI, State University Rev., 5.625%, 2029	65,000	73,003
Harris County, TX, Cultural Education Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 2032	540,000	603,671
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2036	110,000	102,367
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	670,000	755,854
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	155,000	174,687
Illinois Finance Authority Rev. (University of Chicago), “A”, 5%, 2051	165,000	183,274
Lakeland, FL, Educational Facilites Rev. (Florida Southern College), “A”, 5%, 2032	75,000	80,295
Lakeland, FL, Educational Facilites Rev. (Florida Southern College), “A”, 5%, 2037	125,000	132,459
Lakeland, FL, Educational Facilites Rev. (Florida Southern College), “A”, 5%, 2042	65,000	68,608
Massachusetts Development Finance Agency Rev. (The Broad Institute, Inc.), “A”, 5.25%, 2037	580,000	643,690
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	255,000	302,170
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 2030	725,000	844,502
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 5.75%, 2039	455,000	509,286
Portage County, OH, Port Authority Rev. (Northeast Ohio Medical University Project), 5%, 2037	200,000	214,816
Savannah, GA, Economic Development Authority Rev. (AASU Student Union LLC), ASSD GTY, 5.125%, 2039	335,000	365,053
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2030	195,000	229,737
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2031	85,000	99,407
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2032	80,000	93,285
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2037	150,000	171,728
University of Illinois Rev. (Auxiliary Facilities Systems), “A”, 5.125%, 2029	1,880,000	2,099,922
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 2028	300,000	373,593
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.25%, 2032	220,000	253,383
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.375%, 2036	80,000	91,786
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 2034	280,000	312,589

		$12,823,413

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Dormitories - 2.2%
Bowling Green, OH, Student Housing Rev. (State University Project), 5.75%, 2031	$175,000	$190,575
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Buffalo State College), “A”, 5.375%, 2041	200,000	228,506
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	735,000	759,240
Illinois Finance Authority Student Housing Rev. (Illinois State University), 6.75%, 2031	240,000	274,366
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 2031	615,000	714,901
Mississippi State University, Educational Building Corp., 5%, 2036	440,000	495,114
Oregon Facilities Authority, Student Housing Rev. (Southern Oregon University), ASSD GTY, 4.7%, 2033	50,000	53,277
Oregon Facilities Authority, Student Housing Rev. (Southern Oregon University), ASSD GTY, 5%, 2044	60,000	64,276
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 2030	80,000	90,270
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 6%, 2043	110,000	123,541

		$2,994,066
Universities - Secondary Schools - 0.8%
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5.5%, 2031	$95,000	$104,051
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5.75%, 2041	75,000	83,294
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 2040	215,000	241,798
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 2045	135,000	152,287
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 2039	195,000	224,162
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 4.875%, 2032	70,000	73,057
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 2042	170,000	178,701
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School), 6%, 2035	50,000	54,385

		$1,111,735
Utilities - Cogeneration - 0.2%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Central Facilities (Cogeneration Facilities—AES Puerto Rico Project), 6.625%, 2026	$320,000	$320,150

Utilities - Investor Owned - 5.2%
Apache County, AZ, Industrial Development Authority, Pollution Control Rev. (Tucson Electric Power Co.), ”A”, 4.5%, 2030	$325,000	$337,461
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 6.75%, 2038	555,000	69,636
Bryant, IL, Pollution Control Rev. (Central Illinois Light Co.), 5.9%, 2023	975,000	978,276
Chula Vista, CA, Industrial Development Rev. (San Diego Gas), 5.875%, 2034	245,000	289,132
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 2040	500,000	558,410
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 2039	390,000	452,459
Maricopa County, AZ, Pollution Control Rev. (El Paso Electric Co. Palo Verde Project), “A”, 4.5%, 2042	150,000	152,514
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	85,000	102,410
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 6.3%, 2029	275,000	319,655
Mississippi Business Finance Corp., Pollution Control Rev. (Systems Energy Resources Project), 5.875%, 2022	1,500,000	1,503,030
New Hampshire Business Finance Authority, Pollution Control Rev. (Public Service of New Hampshire), “B”, NATL, 4.75%, 2021	250,000	262,413
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “A”, 6.25%, 2039	205,000	227,642
Pennsylvania Economic Development Financing Authority (Allegheny Energy Supply Co. LLC), 7%, 2039	600,000	716,928
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), 5.75%, 2029	1,015,000	1,083,076

		$7,053,042
Utilities - Municipal Owned - 1.3%
Harris County, TX, Cultural Education Facilities Financial Corp., Thermal Utilities Rev. (Teco Project), “A”, 5.25%, 2035	$140,000	$157,630
Long Island, NY, Power Authority, “A”, 5%, 2038	735,000	816,085
Puerto Rico Electric Power Authority, Power Rev., “A”, 5%, 2042	370,000	375,717
Sacramento, CA, Municipal Utility District, “X”, 5%, 2028	365,000	427,181

		$1,776,613
Utilities - Other - 3.5%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 2034	$155,000	$206,328
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	335,000	425,105

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Other - continued
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 2028	$335,000	$379,954
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 2018	230,000	270,459
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	25,000	31,692
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	705,000	751,170
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	1,710,000	1,886,301
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	270,000	297,092
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	165,000	180,436
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2025	240,000	255,295

		$4,683,832
Water & Sewer Utility Revenue - 9.5%
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 2022	$370,000	$467,325
Birmingham, AL, Waterworks Board Water Rev., “A”, ASSD GTY, 5.125%, 2034	595,000	660,396
California Department of Water Resources, Center Valley Project Rev., “AJ”, 5%, 2035	1,010,000	1,205,998
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.75%, 2037	290,000	308,079
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	655,000	692,401
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	135,000	142,429
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2028	125,000	150,599
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2029	115,000	137,426
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2030	75,000	89,031
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2031	15,000	17,688
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2041	420,000	475,986
Houston, TX, Utility System Rev., “D”, 5%, 2036	435,000	496,905
King County, WA, Sewer Rev., 5%, 2040	1,395,000	1,574,634
Massachusetts Water Resources Authority, “B”, 5%, 2041	275,000	315,370
New York Environmental Facilities Corp., Clean Drinking Water Revolving Funds, 5%, 2024	215,000	266,669
New York Environmental Facilities Corp., Clean Drinking Water Revolving Funds, 5%, 2041	685,000	787,695
New York Environmental Facilities, “C”, 5%, 2041	945,000	1,085,503
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “AA”, 5%, 2034	1,980,000	2,286,742
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., “DD”, 4.75%, 2035	790,000	872,879
Surprise, AZ, Municipal Property Corp., 4.9%, 2032	700,000	709,695

		$12,743,450
Total Municipal Bonds		$202,971,837

Money Market Funds - 3.6%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value (v)	4,843,890	$4,843,890
Total Investments		$207,815,727

Other Assets, Less Liabilities - 1.3%		1,758,981

Preferred Shares (Issued by the Fund) - (55.7)%		(75,000,000)
Net assets applicable to common shares - 100.0%		$134,574,708

(a)	Non-income producing security.
(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,177,032, representing 1.6% of net assets applicable to common shares.
(q)	Interest received was less than stated coupon rate.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
MuniMae TE Bond Subsidiary LLC, 5.8%, 2049	10/14/04	$1,000,000	$715,450
Resolution Trust Corp., Pass-Through Certificates, “1993”, 8.5%, 2016	10/17/01-1/14/02	455,481	445,228
Total Restricted Securities			$1,160,678
% of Net assets applicable to common shares			0.9%

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
LOC	Letter of Credit

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SYNCORA	Syncora Guarantee Inc.

Derivative Contracts at 8/31/12

Futures Contracts Outstanding at 8/31/12

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	188	$25,139,125	December - 2012	$(188,658)
U.S. Treasury Bond 30 yr (Short)	USD	22	3,330,938	December - 2012	(44,077)

					$(232,735)

At August 31, 2012, the fund had liquid securities with an aggregate value of $347,835 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

8/31/12 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of August 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$202,971,837	$—	$202,971,837
Mutual Funds	4,843,890	—	—	4,843,890
Total Investments	$4,843,890	$202,971,837	$—	$207,815,727

Other Financial Instruments
Futures Contracts	$(232,735)	$—	$—	$(232,735)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Municipal Bonds
Balance as of 11/30/11	$93,362
Accrued discounts/premiums	6
Realized gain (loss)	(118,392)
Change in unrealized appreciation (depreciation)	111,925
Liquidation proceeds	(86,901)
Balance as of 8/31/12	$—

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at August 31, 2012 is $0.

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$190,749,409
Gross unrealized appreciation	$20,538,740
Gross unrealized depreciation	(3,472,422)
Net unrealized appreciation (depreciation)	$17,066,318

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,406,065	29,303,453	(25,865,628)	4,843,890

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,525	$4,843,890

(4) Subsequent Event

On September 12, 2012, the fund issued 2,844 of Variable Rate Municipal Term Preferred Shares (VMTP) at a stated value of $25,000 per share. Proceeds from the issuance of VMTP shares were used to redeem 94.8% of the fund’s outstanding Auction Rate Preferred Shares (ARPS) at a price equal to 95% of the ARPS’ per share liquidation preference of $25,000, or $23,750 per share, plus any unpaid dividends.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS HIGH YIELD MUNICIPAL TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: October 17, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: October 17, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 17, 2012

*	Print name and title of each signing officer under his or her signature.